INVESTMENT IN NONCONSOLIDATED AFFILIATE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF FAIR VALUE CONVERSION

Fair value of the conversion feature	December 31, 2023
Expected volatility (%)	135.70%
Risk free interest rate (%)	5.08%
Expected dividend yield	0.0%
Contractual term (years) (*)	0.25
Conversion price (Canadian dollars)	(US$0.04) CAD0.054
Underlying share price (Canadian dollars)	(US$0.01) CAD0.01
Fair value (U.S. dollars in thousand)	$1

(*)	As of December 31, 2023 the Company estimated that the probability that the Debenture would be converted following 12 months is minimal.

SCHEDULE OF EQUITY INVESTMENT

The following tables present Plantify’s summarized financial information:

	Three months ended March 31,
	2025	2024

Revenue	-	160
Gross loss	-	(81)
Net loss	(257)	(689)

	As of March 31,	As of December 31,
	2025	2024

Current assets	124	683
Noncurrent assets	40	41
Current liabilities	1,000	1,724
Stakeholders deficit	(1,534)	(1,698)

	Year ended December 31, 2024	April 5, 2023 Through December 31, 2023

Revenue	353	455
Gross loss	(170)	(73)
Net loss	(3,399)	(1,839)

	As of December 31,	As of December 31,
	2024	2023

Current assets	683	551
Noncurrent assets	41	1,766
Current liabilities	1,724	2,187
Stakeholders deficit	(1,698)	(643)